Investment Objectives and Goals - USCF Sustainable Battery Metals Strategy Fund	Jan. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF SUSTAINABLE BATTERY METALS STRATEGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The USCF Sustainable Battery Metals Strategy Fund (the “Fund”) seeks total return.